12 Related Parties (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Base salary	R$ 13	R$ 15	R$ 9
Variable compensation	7	8	10
Stock options plan	5	6	5
Total	R$ 25	R$ 29	R$ 24